UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2006

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    BUFORD, DICKSON, HARPER & SPARROW, INC
Address: 211 N. BROADWAY, SUITE 2080
         St. Louis,MO 63102



13F File Number: 28-11028_

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    William Young
Title:   Compliance Officer
Phone:   314-725-5445
Signature, Place, and Date of Signing:

William Young__   St. Louis, MO___  OCTOBER 19, 2006


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      44
Form 13F Information Table Value Total:        $82,716


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

ACUITY BRANDS INC              COM              00508Y102      288     6340 SH       DEFINED                     0        0     6340
ALBERTO CULVER CO              COM              013068101      270     5340 SH       DEFINED                     0        0     5340
ALLEGHENY ENERGY INC           COM              017361106     4616   114900 SH       DEFINED                     0        0   114900
AMBAC FINL GROUP INC           COM              023139108     4060    49060 SH       DEFINED                     0        0    49060
AMERICAN EAGLE OUTFITTERS      COM              02553E106      327     7450 SH       DEFINED                     0        0     7450
AMERICAN WOODMARK              COM              030506109      254     7550 SH       DEFINED                     0        0     7550
AON CORP                       COM              037389103     3933   116130 SH       DEFINED                     0        0   116130
ASTRAZENECA PLC                COM              046353108     4695    75120 SH       DEFINED                     0        0    75120
BARD C R INC                   COM              067383109      264     3520 SH       DEFINED                     0        0     3520
DARDEN RESTAURANTS INC         COM              237194105     4138    97430 SH       DEFINED                     0        0    97430
DAWSON GEOPHYSICAL CO          COM              239359102      251     8460 SH       DEFINED                     0        0     8460
DIODES INCORPORATED            COM              254543101      265     6140 SH       DEFINED                     0        0     6140
DUKE ENERGY CORP               COM              26441C105     3994   132246 SH       DEFINED                     0        0   132246
ENSCO INTL INC                 COM              26874Q100      256     5840 SH       DEFINED                     0        0     5840
EDWARDS A G INC                COM              281760108      257     4830 SH       DEFINED                     0        0     4830
FASTENAL COMPANY               COM              311900104      272     7040 SH       DEFINED                     0        0     7040
FEDERATED INVESTORS            COM              314211103      289     8560 SH       DEFINED                     0        0     8560
GILEAD SCIENCES INC            COM              375558103     4222    61390 SH       DEFINED                     0        0    61390
GRAINGER W W INC               COM              384802104     3756    56049 SH       DEFINED                     0        0    56049
GREIF INC                         CLASS A       397624107      266     3320 SH       DEFINED                     0        0     3320
HAVERTY FURNITURE COS INC      COM              419596101      257    16120 SH       DEFINED                     0        0    16120
HEXCEL CORP NEW                COM              428291108      257    18130 SH       DEFINED                     0        0    18130
IMMUCOR INC                    COM              452526106      328    14655 SH       DEFINED                     0        0    14655
INVENTIV HEALTH INC            COM              46122E105      323    10070 SH       DEFINED                     0        0    10070
JOHNSON & JOHNSON              COM              478160104     4019    61890 SH       DEFINED                     0        0    61890
KING PHARMACEUTICALS INC       COM              495582108      260    15250 SH       DEFINED                     0        0    15250
KORN FERRY INTL                COM              500643200      253    12090 SH       DEFINED                     0        0    12090
LONE STAR TECHNOLOGY           COM              542312103      268     5540 SH       DEFINED                     0        0     5540
MARSHALL & ILSLEY CP           COM              571834100     4258    88374 SH       DEFINED                     0        0    88374
MCKESSON CORP                  COM              58155Q103     3617    68600 SH       DEFINED                     0        0    68600
MENS WAREHOUSE INC             COM              587118100      300     8060 SH       DEFINED                     0        0     8060
METLIFE INC                    COM              59156R108     4482    79070 SH       DEFINED                     0        0    79070
MYLAN LABS INC                 COM              628530107      264    13090 SH       DEFINED                     0        0    13090
NIKE INC CL B                  COM              654106103     4226    48228 SH       DEFINED                     0        0    48228
NORDSTROM INC                  COM              655664100     3617    85520 SH       DEFINED                     0        0    85520
O'REILLY AUTOMOTIVE INC        COM              686091109      261     7850 SH       DEFINED                     0        0     7850
PROASSURANCE CORP              COM              74267C106      283     5740 SH       DEFINED                     0        0     5740
SCANSOURCE INC                 COM              806037107      263     8660 SH       DEFINED                     0        0     8660
SHERWIN WILLIAMS CO            COM              824348106      326     5840 SH       DEFINED                     0        0     5840
TEXAS INSTRUMENTS INC          COM              882508104     4011   120620 SH       DEFINED                     0        0   120620
3M CO                          COM              88579Y101     3632    48800 SH       DEFINED                     0        0    48800
WALGREEN CO                    COM              931422109     3712    83617 SH       DEFINED                     0        0    83617
XTO ENERGY INC                 COM              98385X106     3672    87160 SH       DEFINED                     0        0    87160
NABORS INDUSTRIES LTD          COM              G6359F103     3154   106020 SH       DEFINED                     0        0   106020